Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Personal loans	$ 13,300	$ 13,295
SpringCastle Portfolio	0	1,703
Allowance for finance receivable losses	636	592
Finance receivables held for sale	776	793
Restricted cash and cash equivalents	588	676
Long-term debt	$ 14,870	$ 17,300
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,000,000,000	2,000,000,000
Common stock, shares issued	134,751,118	134,494,172
Common stock, shares outstanding	134,751,118	134,494,172
Consolidated VIEs
Personal loans	$ 11,700	$ 11,400
SpringCastle Portfolio		1,700
Allowance for finance receivable losses	434	431
Finance receivables held for sale	0	435
Restricted cash and cash equivalents	576	663
Long-term debt	$ 9,211	$ 11,654